Taxes - Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Components of Deferred Tax Assets [Abstract]
Opening balances	$ 199,371	$ 142,638
Addition of tax losses carryforward	69,914	158,348
Utilized during the period		(101,324)
Exchange rate difference	(1,650)	(291)
Less: valuation allowance
Deferred tax assets, net	$ 267,635	$ 199,371